Offerings - Offering: 1	Aug. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 80,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,248.00
Offering Note	(a) Calculated as the aggregate maximum purchase price for limited liability company interests. The fee of $12,248.00 was paid by CPG Carlyle Commitments Master Fund, LLC in connection with filing its Schedule TO-I (See Ironwood Multi-Strategy Fund LLC, et al. (April 20, 2017)). (b) Calculated at 0.015310% of the Transaction Valuation.